General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Material expense [abstract]
Personnel expenses	¥ 770,769	¥ 787,880	¥ 803,821
Depreciation and amortization	255,702	258,516	168,564
Rent and lease expenses			112,660
Building and maintenance expenses	8,593	8,864	10,254
Supplies expenses	15,191	15,506	16,252
Communication expenses	33,454	34,213	35,030
Publicity and advertising expenses	89,924	73,483	63,669
Taxes and dues	83,554	84,364	82,792
Outsourcing expenses	111,737	109,100	100,495
Office equipment expenses	56,389	51,283	47,139
Others	253,802	273,177	239,137
Total general and administrative expenses	¥ 1,679,115	¥ 1,696,386	¥ 1,679,813